Long-Term Debt - 20F (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Long-Term Debt [Abstract]
Long-Term Debt
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	June 30, 2016	December 31, 2015
Secured loan facilities	177,997	178,447
Less: Deferred financing costs	(907)	(942)
Total	177,090	177,505
Less - current portion	(2,683)	(718)
Long-term portion	174,407	176,787

The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2015	December 31, 2014
Secured loan facilities	178,447	-
Less: Deferred financing costs	(942)	-
Total	177,505	-
Less - current portion	(718)	-
Long-term portion	176,787	-

Maturities of Long-Term Debt
The annual principal payments required to be made after June 30, 2016 are as follows:
Twelve month periods ending	Amount
June 30, 2017	2,937
June 30, 2018	20,033
June 30, 2019	18,721
June 30, 2020	51,858
June 30, 2021	62,511
Thereafter	21,937
Total	177,997

The annual principal payments required to be made after December 31, 2015 are as follows:
Year ended December 31,	Amount
2016	950
2017	10,710
2018	18,721
2019	18,721
2020	81,083
Thereafter	48,262
Total	178,447